Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Carrying amount	$ 27,200		$ 29,127
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	21,210	$ 21,210	23,307
Fair value	$ 8,812		8,141
HSBC’s interest percent	19.03%
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	$ 4,659		4,494
Fair value	$ 6,438		$ 6,602
HSBC’s interest percent	31.00%